UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD J. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007 – January 31, 2008

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of January 31, 2008. The schedules have not been audited.

AXA Enterprise Funds Trust

Quarterly Report

January 31, 2008

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (2.9%)
Fortis	49,700	$1,118,688

Bermuda (3.3%)
ACE Ltd.	10,800	630,072
Catlin Group Ltd.	85,000	616,607

		1,246,679

Canada (8.5%)
Canadian Imperial Bank of Commerce	13,833	1,009,180
Industrial Alliance Insurance and Financial Services, Inc.	43,900	1,616,874
Sun Life Financial, Inc.	12,145	600,567

		3,226,621

France (9.5%)
BNP Paribas S.A.	18,580	1,836,913
Credit Agricole S.A.	27,259	839,520
Societe Generale	7,430	921,864

		3,598,297

Germany (9.9%)
Allianz SE (Registered)	7,900	1,422,746
Deutsche Bank AG (Registered)	12,400	1,401,394
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,200	939,254

		3,763,394

Italy (0.8%)
Fondiaria-Sai S.p.A. (RNC)	11,400	320,658

Japan (5.4%)
Sumitomo Mitsui Financial Group, Inc.	259	2,046,748

Netherlands (4.0%)
ING Groep N.V. (CVA)	46,270	1,506,368

Norway (2.1%)
DnB NOR ASA	60,300	787,324

Switzerland (5.1%)
Credit Suisse Group (Registered)	34,500	1,955,248

United Kingdom (11.9%)
Aviva plc	121,034	1,515,957
Barclays plc	98,400	927,692
HBOS plc	47,500	655,998
Royal Bank of Scotland Group plc	186,331	1,423,488

		4,523,135

United States (34.7%)
American International Group, Inc.	29,300	$1,616,188
Bank of America Corp.	19,586	868,639
Citigroup, Inc.	31,200	880,464
Fannie Mae	8,600	291,196
Fidelity National Financial, Inc., Class A	38,500	758,065
Freddie Mac	13,400	407,226
Genworth Financial, Inc., Class A	43,600	1,061,224
Hartford Financial Services Group, Inc.	12,900	1,041,933
JPMorgan Chase & Co.	46,500	2,211,075
Merrill Lynch & Co., Inc.	14,100	795,240
MetLife, Inc.	28,400	1,674,748
Morgan Stanley	10,500	519,015
Travelers Cos., Inc.	22,402	1,077,536

		13,202,549

Total Investments (98.1%)
(Cost $33,679,399)		37,295,709
Other Assets Less Liabilities (1.9%)		710,291

Net Assets (100%)		$38,006,000

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

Market Sector Diversification

As a Percentage of Total Net Assets

Insurance	39.2%
Commercial Banks	27.5
Diversified Financial Services	17.3
Capital Markets	12.3
Thrift & Mortgage Finance	1.8
Cash and Other	1.9

100.0%

Investment security transactions for the three months ended January 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$925,082
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,378,978

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,989,565
Aggregate gross unrealized depreciation	(3,378,255)

Net unrealized appreciation	$3,611,310

Federal income tax cost of investments	$33,684,399

See Notes to Portfolio of Investments.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.0%)
Hotels, Restaurants & Leisure (1.7%)
McDonald’s Corp.	6,200	$332,010

Household Durables (1.1%)
Whirlpool Corp.	2,400	204,264

Media (1.9%)
Citadel Broadcasting Corp.	19,036	27,792
Walt Disney Co.	11,600	347,188

		374,980

Multiline Retail (1.4%)
J.C. Penney Co., Inc.	5,700	270,237

Specialty Retail (2.2%)
Home Depot, Inc.	7,900	242,293
Pacific Sunwear of California, Inc.*	17,400	193,488

		435,781

Textiles, Apparel & Luxury Goods (0.7%)
Liz Claiborne, Inc.	6,500	142,285

Total Consumer Discretionary		1,759,557

Consumer Staples (3.3%)
Food & Staples Retailing (0.9%)
Safeway, Inc.	5,500	170,445

Food Products (2.4%)
Del Monte Foods Co.	22,100	198,237
General Mills, Inc.	4,900	267,589

		465,826

Total Consumer Staples		636,271

Energy (11.7%)
Energy Equipment & Services (1.3%)
Transocean, Inc.*	2,093	256,602

Oil, Gas & Consumable Fuels (10.4%)
Anadarko Petroleum Corp.	4,200	246,078
Apache Corp.	3,000	286,320
BP plc (ADR)	5,900	376,125
ConocoPhillips	7,500	602,400
Devon Energy Corp.	6,000	509,880

		2,020,803

Total Energy		2,277,405

Financials (29.5%)
Capital Markets (1.2%)
Bear Stearns Cos., Inc.	2,600	234,780

Commercial Banks (3.9%)
First Horizon National Corp.	5,300	114,851
KeyCorp	4,300	112,445
U.S. Bancorp.	9,100	308,945
Wachovia Corp.	5,500	214,115

		750,356

Diversified Financial Services (8.4%)
Bank of America Corp.	18,000	798,300
Citigroup, Inc.	17,800	502,316
JPMorgan Chase & Co.	7,200	342,360

		1,642,976

Insurance (14.4%)
ACE Ltd.	4,200	245,028
Allstate Corp.	6,300	310,401
American International Group, Inc.	5,200	286,832
Aon Corp.	6,700	291,584
Axis Capital Holdings Ltd.	8,700	348,348
Chubb Corp.	5,800	300,382
Hartford Financial Services Group, Inc.	1,200	96,924
MetLife, Inc.	5,300	$312,541
Nationwide Financial Services, Inc.	6,900	304,773
Travelers Cos., Inc.	6,500	312,650

		2,809,463

Thrifts & Mortgage Finance (1.6%)
Fannie Mae	4,600	155,756
Washington Mutual, Inc.	7,400	147,408

		303,164

Total Financials		5,740,739

Health Care (5.7%)
Biotechnology (0.6%)
Amgen, Inc.*	2,500	116,475

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	12,600	152,838

Health Care Providers & Services (3.5%)
CIGNA Corp.	8,600	422,776
UnitedHealth Group, Inc.	5,100	259,284

		682,060

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	6,700	155,373

Total Health Care		1,106,746

Industrials (9.8%)
Airlines (1.3%)
Southwest Airlines Co.	20,900	245,157

Commercial Services & Supplies (1.5%)
Pitney Bowes, Inc.	8,000	293,600

Electrical Equipment (1.2%)
Cooper Industries Ltd., Class A	5,100	227,154

Industrial Conglomerates (1.0%)
3M Co.	2,500	199,125

Machinery (1.9%)
Deere & Co.	4,200	368,592

Road & Rail (2.9%)
Burlington Northern Santa Fe Corp.	5,000	432,600
CSX Corp.	2,800	135,744

		568,344

Total Industrials		1,901,972

Information Technology (10.7%)
Communications Equipment (1.7%)
Nokia Oyj (ADR)	8,800	325,160

Computers & Peripherals (6.8%)
Electronics for Imaging, Inc.*	12,400	183,024
Hewlett-Packard Co.	8,700	380,625
International Business Machines Corp.	7,100	762,114

		1,325,763

Semiconductors & Semiconductor Equipment (1.2%)
Intel Corp.	10,600	224,720

Software (1.0%)
CA, Inc.	9,300	204,879

Total Information Technology		2,080,522

Materials (8.8%)
Chemicals (6.9%)
Air Products & Chemicals, Inc.	5,200	468,104
Huntsman Corp.	15,300	370,872
PolyOne Corp.*	32,700	201,432

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

January 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Praxair, Inc.	3,700	$299,367

		1,339,775

Containers & Packaging (0.6%)
Temple-Inland, Inc.	6,500	121,875

Paper & Forest Products (1.3%)
MeadWestvaco Corp.	9,000	252,000

Total Materials		1,713,650

Telecommunication Services (4.2%)
Diversified Telecommunication Services (3.7%)
AT&T, Inc.	9,000	346,410
BCE, Inc.	1,639	56,955
Verizon Communications, Inc.	8,200	318,488

		721,853

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	8,900	93,717

Total Telecommunication Services		815,570

Utilities (5.9%)
Electric Utilities (3.4%)
IDACORP, Inc.	13,400	437,376
Reliant Energy, Inc.*	10,000	212,700

		650,076

Multi-Utilities (2.5%)
OGE Energy Corp.	14,900	487,677

Total Utilities		1,137,753

Total Common Stocks (98.6%)
(Cost $19,467,207)		19,170,185

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
2.76%, 2/1/08
(Amortized Cost $291,250)	$291,250	$291,250

Total Investments (100.1%)
(Cost/Amortized Cost $19,758,457)		19,461,435
Other Assets Less Liabilities (-0.1%)		(10,808)

Net Assets (100%)		$19,450,627

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the three months ended January 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$253,765
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,211,486

As of January 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,059,996
Aggregate gross unrealized depreciation	(2,397,794)

Net unrealized depreciation	$(337,798)

Federal income tax cost of investments	$19,799,233

See Notes to Portfolio of Investments.

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2008 (Unaudited)

Note 1 Valuation

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities — at the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

January 31, 2008 (Unaudited)

paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. The Funds bear the risk of any loss in market value of the collateral.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

January 31, 2008 (Unaudited)

on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Continued)

January 31, 2008 (Unaudited)

the counterparty to each futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. None of the Funds had futures contracts outstanding at January 31, 2008.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner; however, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at January 31, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the

AXA ENTERPRISE FUNDS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS — (Concluded)

January 31, 2008 (Unaudited)

option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions, there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

Note 2 Subsequent Events

MONY Financial Services, Inc. and its wholly-owned subsidiary, Enterprise Capital Management, Inc. (“ECM”) have entered into an agreement with Commonwealth Capital Management, LLC (“CCM”) whereby CCM would acquire ECM and its wholly owned subsidiary, Enterprise Fund Distributors, Inc. (“EFD”). The transaction will result in a change of control of ECM, the investment manager of AXA Enterprise Funds Trust (“AEFT”), under the Investment Company Act of 1940, as amended. Accordingly, a meeting of the AEFT shareholders was called to vote on a new investment advisory agreement for AEFT (which currently has two series, the AXA Enterprise Global Financial Services Fund and AXA Enterprise Socially Responsible Fund). In addition, shareholders of AEFT will also vote on a proposal to elect two new board members to serve as Trustees of AEFT. EFD will continue to be the principal underwriter for both series of AEFT.

A special shareholder meeting was held on March 7, 2008 and subsequently adjourned to March 27, 2008 to allow for additional solicitation of the necessary shareholder response. Pending shareholder approval, it is anticipated that the transaction will close in early April.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk President March 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk Chief Executive Officer March 28, 2008

By:	/s/ Brian Walsh
Brian Walsh Chief Financial Officer and Treasurer March 28, 2008